BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2014	Dec. 31, 2013
Common stock, par or stated value per share (in dollars per share)	0.01	0.01
Common stock, shares authorized	50,000,000	16,613,139
Common stock, shares, issued	14,230,480	9,182,867
Common stock, shares, outstanding	14,230,480	9,182,867